FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

The below tables set forth the Company’s assets and liabilities that were measured at fair value as of June 30, 2024 and December 31, 2023 by level within the fair value hierarchy.

	June 30, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$16,508	$-	$16,508

Total financial assets	$-	$16,508	$-	$16,508

Liabilities:
Warrants (1)	$-	$-	$91	$91

Total financial liabilities	$-	$-	$91	$91

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$18,148	$-	$18,148

Total financial assets	$-	$18,148	$-	$18,148

Liabilities:
Warrants (1)	$-	$-	$240	$240

Total financial liabilities	$-	$-	$240	$240

(1)
As part of the Transactions (see Note 1c), the Company assumed a derivative warrants liability related to previously issued private placement warrants in connection with Collective Growth’s initial public offering. The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants which is considered a Level 3 fair value measurement. The warrants are measured at each reporting period, with changes in fair value recognized in financing income, net.

The change in the fair value of the derivative private warrants liability is summarized as follows:

	Six Months Ended June 30,
	2024	2023
Balance as of January 1	$240	$720
Change in fair value of warrants liability	(149)	(245)
Reclassification of warrants liability to equity	-	(8)
Balance as of June 30	$91	$467

The estimated fair value of the private placement warrant derivative liabilities is determined using Level 3 inputs. Inherent in a Black-Scholes option pricing model are assumptions related to expected share price volatility, expiration, risk-free interest rate and dividend yield. The Company estimates the volatility of its private warrants based on implied volatility of the publicly traded warrants and the historical volatility of the company’s share price and of a selected peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve as of the valuation date for a maturity similar to the expiration of the warrants. The dividend yield is based on the historical rate, which the Company anticipates remaining at zero. The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	June 30,	December 31,
	2024	2023
Fair value determined per warrant	$0.20	$0.53
Expected volatility	140%	95%
Expected annual dividend yield	0%	0%
Expected term (years)	1.8	2.3
Risk-free rate	4.8%	4.2%